Note 15 - Stock Compensation Plans - Status of Shares Under the RRP and Stock Incentive Plan (Details) - The RRP and Stock Incentive Plan [Member] - Restricted Stock [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Unvested, number of shares (in shares) | shares	36,000
Unvested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 18
Granted, number of shares (in shares) | shares	12,500
Granted, weighted average grant date fair value (in dollars per share) | $ / shares	$ 10.15
Vested, number of shares (in shares) | shares	(8,500)
Vested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 18
Forfeited, number of shares (in shares) | shares	(2,000)
Forfeited, weighted average grant date fair value (in dollars per share) | $ / shares	$ 18
Unvested, number of shares (in shares) | shares	38,000
Unvested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 15.42